Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	328,460	198,933	28,447
Short-term investments	7,299	6,478	926
Prepaid expenses and other current assets	12,685	5,020	718
Total current assets	348,444	210,431	30,091
Non-current assets
Long-term investments	19,700	21,641	3,095
Other non-current assets	21,000	16,027	2,292
Investments in subsidiaries,VIEs and VIEs’subsidiaries	218,964	705,268	100,853
Total non-current assets	259,664	742,936	106,240
TOTAL ASSETS	608,108	953,367	136,331

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	5,567	7,150	1,022
Amounts due to subsidiaries	1,196	663	97
Total current liabilities	6,763	7,813	1,119
TOTAL LIABILITIES	6,763	7,813	1,119

SHAREHOLDERS’ EQUITY
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 3,131,807 and 3,131,807 shares issued as of December 31, 2024 and 2025, respectively; 2,600,779 and 2,538,047 shares outstanding as of December 31, 2024 and 2025, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 3,332,062 and 3,332,062 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,294,381	2,287,553	327,116
Statutory reserves	11,083	22,440	3,209
Accumulated other comprehensive income	136,164	121,570	17,384
Accumulated deficit	(1,840,285)	(1,486,011)	(212,497)
TOTAL SHAREHOLDERS’ EQUITY	601,345	945,554	135,212
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	608,108	953,367	136,331

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating expenses
Sales and marketing expenses	—	—	(37,407)	(5,349)
General and administrative expenses	(34,462)	(36,499)	(31,508)	(4,506)
Total operating expenses	(34,462)	(36,499)	(68,915)	(9,855)
Loss from operations	(34,462)	(36,499)	(68,915)	(9,855)
Interest income	21,985	26,712	10,325	1,476
Other income, net	2,883	688	1,386	198
Loss before income tax expenses	(9,594)	(9,099)	(57,204)	(8,181)
Income tax expenses	—	—	—	—
Income from investment in subsidiaries	650,424	351,181	422,835	60,465
Net income	640,830	342,082	365,631	52,284

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net income	640,830	342,082	365,631	52,284
Other comprehensive income/(loss)
Change in cumulative foreign currency translation adjustments	15,391	16,971	(26,279)	(3,758)
Unrealized loss on available-for-sale investments, net of tax effect of nil	—	(24,083)	11,685	1,671
Total comprehensive income	656,221	334,970	351,037	50,197

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(66,321)	(16,630)	(50,635)	(7,241)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	—	(7,299)	—	—
Purchase of long-term investments	(1,958)	(1,074)	(434)	(62)
Capital contribution to a subsidiary	—	(143,089)	(62,976)	(9,005)
Amounts due from subsidiaries	33,559	—	—	—
Repayment of employee loans	—	5,161	3,155	451
Net cash generated from/(used in) investing activities	31,601	(146,301)	(60,255)	(8,616)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(4,750)	(10,949)	(6,168)	(882)
Payment for cash dividend	(31,254)	—	—	—
Net cash used in financing activities	(36,004)	(10,949)	(6,168)	(882)
Effect of exchange rate changes	58,530	18,350	(12,469)	(1,783)
Net decrease in cash and cash equivalents	(12,194)	(155,530)	(129,527)	(18,522)
Cash and cash equivalents at beginning of the year	496,184	483,990	328,460	46,969
Cash and cash equivalents at end of the year	483,990	328,460	198,933	28,447

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.
BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, the VIEs and VIEs' subsidiaries.

2.
INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss/income from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.
CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.